Schedule of credit risk profile of trade receivables on their past due status in terms (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		$ 8,441,493		$ 5,207,468
ECL		(74,815)		(67,972)
Trade receivables and contract assets, net	$ 6,568,281	8,366,678	$ 4,034,775	5,139,496
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		6,896,697		4,392,285
ECL		(54,296)		(20,538)
Trade receivables and contract assets, net	5,371,644	6,842,401	3,432,051	4,371,747
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		1,530,906		715,879
ECL		(11,862)		(10,902)
Trade receivables and contract assets, net	1,192,529	1,519,044	553,444	704,977
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		5,401		36,483
ECL		(168)		(989)
Trade receivables and contract assets, net	4,108	5,233	27,865	35,494
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets				47,718
ECL				(20,440)
Trade receivables and contract assets, net			21,415	27,278
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets
ECL
Trade receivables and contract assets, net
Later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		8,489		15,103
ECL		(8,489)		(15,103)
Trade receivables and contract assets, net